General Information (Details) - PEN (S/) S/ in Millions				1 Months Ended	12 Months Ended
	Sep. 15, 2022	Apr. 07, 2022	May 21, 2021	Nov. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
General Information (Details) [Line Items]
Trust agreement, description			the Company entered into an Agreement with the Special Team of Peruvian prosecutors who are committed to full dedication to the knowledge of investigations related to corruption offenses of officials and related personnel, in which the company Odebrecht and others would have incurred (the “Prosecutor’s Office”) and with the ad hoc Public Prosecutor’s Office for investigations and processes related to crimes corruption of officials, money laundering and related activities allegedly committed by the Odebrecht company and others (the “Attorney General’s Office”).
Final plea agreement, description	the Agreement was entered into between the Peruvian Public Prosecutor’s Office, the Attorney General’s Office and the Company, whereby AENZA S.A.A. accepted they were utilized by certain former executives to commit illicit acts in a series of periods until 2016, and committed to pay a civil compensation to the Peruvian Government of approximately S/ 488.9 million (approximately S/ 333.3 million and US$ 40.7 million, respectively) calculated according to the formulae established by Law 30737.
Total liabilities					S/ 488.9
Recognizing expense					258.3
Other income expense					9.5
Balance amount					240.1
Commission amount				S/ 67.0
Estimated provision amounting					S/ 52.4	S/ 52.6
Compensation amount		S/ 2.7
Top of range [member]
General Information (Details) [Line Items]
Annual interest percentage					3.00%
Bottom of range [member]
General Information (Details) [Line Items]
Annual interest percentage					1.00%